4. INTANGIBLE ASSET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Components of intangible assets	Components of intangible assets at the periods ended are as follows:
	March 31, 2013	December 31, 2012
License agreement	$6,831	$6,831
Accumulated amortization	(784)	(700)
	$6,047	$6,131

	December 31, 2012	December 31, 2011

License agreement	$ 6,831	$ 6,831
Accumulated amortization	(700)	(364)

	$ 6,131	$ 6,467